BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
Benefit Plans
BENEFIT PLANS

NOTE 10 – BENEFIT PLANS

The Bank has a noncontributory defined-benefit pension plan covering all employees who meet the eligibility requirements.  In 1999, all plan benefits were frozen.  The Bank’s funding policy is to make the minimum annual contribution that is required by applicable regulations, plus such amounts as the Bank may determine to be appropriate from time to time.  The Bank expects to contribute approximately $31,500 to the plan in 2012.  The Bank uses a December 31 measurement date for the plan.

The following tables set forth the Bank’s pension plan's funded status and amounts actuarially determined for the years indicated:

	2011	2010
Change in benefit obligation
Beginning benefit obligation	$1,726	$1,680
Interest cost	99	96
Actuarial loss	50	49
Settlements	(177)	-
Benefits paid	(92)	(99)
Ending benefit obligation	$1,606	$1,726

Change in plan assets
Beginning fair value	$1,491	$1,356
Actual return	(5)	202
Employer contribution	75	32
Settlements	(177)	-
Benefits paid	(92)	(99)
Ending fair value	$1,292	$1,491
Funded status	$(314)	$(235)

Assets and liabilities recognized in the balance sheets:

	Pension Benefits
	2011	2010

Other liabilities	$(314)	$(235)

Gross amounts recognized in accumulated other comprehensive income not yet recognized as components of net periodic benefit cost consist of:

	Pension Benefits
	2011	2010
Net loss	$638	$589

Information for pension plans with an accumulated benefit obligation in excess of plan assets:

	2011	2010
Accumulated benefit obligation	$1,606	$1,726
Fair value of plan assets	1,292	1,491

Other significant balances and costs are:

	2011	2010
Components of net periodic benefit cost
Interest cost	$99	$96
Return on plan assets	(104)	(92)
Amortization	39	53
Net expense	$34	$57

Other changes in plan assets and benefit obligations recognized in other comprehensive income:

	Pension Benefits
	2011	2010
Amounts arising during the period
Net (gain) loss	$46	$(114)

The estimated net loss for the defined-benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is $39,000.

	2011	2010
Assumptions used to determine benefit obligations
Discount rate	5.75%	5.75%
Expected return on plan assets	7.0	7.0
Assumptions used to determine benefit costs
Discount rate	5.75%	5.75%
Expected return on plan assets	7.0	7.0

The Company has estimated the long–term rate of return on plan assets based primarily on historical returns on plan assets, adjusted for changes in target portfolio allocations and recent changes in long–term interest rates based on publicly available information.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as of December 31, 2011:

Pension Benefits

2012	$125
2013	121
2014	122
2015	125
2016	125
Thereafter	653

Plan assets are held by a bank–administered trust fund, which invests the plan assets in accordance with the provisions of the plan agreement.  The permitted investments as established by the plan agreement include, but are not limited to, common and preferred stocks, open–end or closed–end mutual funds, bonds and other evidences of indebtedness or ownership, and real estate or any interest therein.

Asset allocation is primarily based on a strategy to provide stable earnings while attempting to recognize potentially higher returns through limited investments in equity securities.  Plan assets are rebalanced periodically.  At December 31, 2011 and 2010, allocations by percentages were as follows:

	2011	2010
Equity mutual funds	62.6%	71.3%
Fixed income mutual funds	35.0	20.9
Money market funds and other	2.4	7.8

The following table summarizes plan assets measured at fair value as of December 31, 2011, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	Quoted Prices in
	Active Markets	Significant	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs	Total
Asset Category	(Level 1)	(Level 2)	(Level 3)	Fair Value

Cash	$21	$-	$-	$21

Mutual funds:
Fixed income	294	-	-	294
Large U.S. equities	493	-	-	493
Small/Mid U.S. equities	404	-	-	404
International equities	70	-	-	70

Money market funds	10	-	-	10

Total	$1,292	$-	$-	$1,292

The following table summarizes plan assets measured at fair value as of December 31, 2010, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	Quoted Prices in
	Active Markets	Significant	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs	Total
Asset Category	(Level 1)	(Level 2)	(Level 3)	Fair Value

Cash	$86	$-	$-	$86

Mutual funds:
Fixed income	193	-	-	193
Large U.S. equities	453	-	-	453
Small/Mid U.S. equities	605	-	-	605
International equities	125	-	-	125
Money market funds
	29	-	-	29
Total
	$1,491	$-	$-	$1,491

The Bank has a directors' retirement plan which provides retirement benefits primarily to former members of the Board of Directors.  The Bank also maintains a supplemental executive retirement plan that provides benefits to certain key executive officers and directors in accordance with the plan document.  The Bank accrued expenses related to these plans totaling $73,000 and $61,000 in 2011 and 2010, respectively.

The Company’s 401(k) profit-sharing plan covers eligible employees with more than one year of service, as defined, and who are at least 21 years of age.  The plan allows employee contributions.  The Company may make a matching contribution equal to a percentage of salary deferral and discretionary profit-sharing contributions.  The matching percentage is limited to 6% of compensation.  The Company’s contributions, which are made following the end of the calendar year, totaled $151,000 for 2011.  There were no Company contributions for 2010.